World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	577,979,578.68	28,304
Yield Supplement Overcollateralization Amount at 06/30/14	19,897,762.59	0
Receivables Balance at 06/30/14	597,877,341.27	28,304
Principal Payments	21,970,265.64	551
Defaulted Receivables	862,367.87	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	18,901,721.56	0
Pool Balance at 07/31/14	556,142,986.20	27,719

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	6,545,362.53	330
Past Due 61-90 days	1,691,119.36	83
Past Due 91 + days	433,646.05	19
Total	8,670,127.94	432

Total 31+ Delinquent as % Ending Pool Balance	1.56%

Recoveries	548,073.44

Aggregate Net Losses/(Gains) - July 2014	314,294.43

Overcollateralization Target Amount	25,026,434.38
Actual Overcollateralization	25,026,434.38

Weighted Average APR	3.54%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	54.84

Flow of Funds	$ Amount

Collections	24,237,907.86
Advances	6,889.21
Investment Earnings on Cash Accounts	3,068.55
Servicing Fee	(498,231.12)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,749,634.50

Distributions of Available Funds
(1) Class A Interest	359,859.47
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,853,945.82
(7) Distribution to Certificateholders	2,513,456.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,749,634.50

Servicing Fee	498,231.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 07/15/14	551,970,497.64
Principal Paid	20,853,945.82
Note Balance @ 08/15/14	531,116,551.82

Class A-1
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-2
Note Balance @ 07/15/14	191,685,497.64
Principal Paid	20,853,945.82
Note Balance @ 08/15/14	170,831,551.82
Note Factor @ 08/15/14	72.6942774%

Class A-3
Note Balance @ 07/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	235,000,000.00
Note Factor @ 08/15/14	100.0000000%

Class A-4
Note Balance @ 07/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	109,676,000.00
Note Factor @ 08/15/14	100.0000000%

Class B
Note Balance @ 07/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	15,609,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	382,232.37
Total Principal Paid	20,853,945.82
Total Paid	21,236,178.19

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	76,674.20
Principal Paid	20,853,945.82
Total Paid to A-2 Holders	20,930,620.02

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5135565
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0187641
Total Distribution Amount	28.5323206

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3262732
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	88.7401950
Total A-2 Distribution Amount	89.0664682

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/14	73,456.20
Balance as of 07/31/14	80,345.41
Change	6,889.21

Reserve Account
Balance as of 07/15/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61